Segment Information (Reconciliation of Segment Capital Expenditures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment	$ (1,313)	$ (334)	$ (141)
Operating Segments [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment	(1,444)	(358)	(141)
Operating Segments [Member] | L&S [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment	(550)	(258)	(141)
Operating Segments [Member] | G&P [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment	(894)	(100)	0
Segment Reconciling Items [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Additions to property, plant and equipment	$ 131	$ 24	$ 0